Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2018
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Finance Income and Finance Expense
10.	Finance Income and Finance Expense

(CAD$ in millions)	2018	2017
Finance income
Investment income	$33	$17

Total finance income	$33	$17

Finance expense
Debt interest	$338	$385
Finance lease interest	24	2
Letters of credit and standby fees	65	76
Net interest expense on retirement benefit plans	6	12
Accretion on decommissioning and restoration provisions (Note 22(a))	101	81
Other	11	6

	545	562
Less capitalized borrowing costs (Note 16(c))	(293)	(333)

Total finance expense	$252	$229